Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2020
Prepaid expenses and other receivables
Prepaid expenses and other receivables

5            Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2019	2020	2020
	RMB	RMB	US$

Prepaid expenses	14,748	38,760	5,474
VAT tax receivables	4,411	856	121
Other receivables	6,373	5,169	730
Total prepaid expenses and other receivables	25,532	44,785	6,325

Other receivables mainly include advance payments to employees and prepayments.